Condensed Financial Information of Registrant - Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 288	$ 319	$ 421	$ 514
Amounts receivable from subsidiary	7
Total current assets	1,676	1,665
Deferred tax assets	170	198
Investment in subsidiaries	2,078
Other non-current assets	272	316
Total assets	14,585	14,504
Current liabilities
Interest payable	49	51
Income tax liabilities	56	80
Total current liabilities	1,751	1,692
Long-term debt	6,472	6,647
Other non-current liabilities	621	556
Total liabilities	9,607	9,863
Total equity	4,978	4,641	2,896	2,812
Total liabilities and equity	14,585	14,504
Total Nielsen Stockholders' Equity [Member]
Current assets
Cash and cash equivalents	1		3	2
Amounts receivable from subsidiary	7	28
Other current assets		7
Loan receivable from subsidiary	7	6
Total current assets	15	41
Deferred tax assets		22
Investment in subsidiaries	5,216	4,888
Other non-current assets	1	2
Total assets	5,232	4,953
Current liabilities
Interest payable	3	3
Income tax liabilities		29
Total current liabilities	3	32
Long-term debt	288	288
Other non-current liabilities	5
Total liabilities	296	320
Total equity	4,930	4,633	2,887	2,798
Total liabilities and equity	$ 5,232	$ 4,953